Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

18. Inventories

EURm	2019	2018
Raw materials, supplies and other	568	462
Work in progress	1 281	1 398
Finished goods	1 087	1 308
Total	2 936	3 168

The cost of inventories recognized as an expense during the year and included in the cost of sales is EUR 8 181 million (EUR 7 569 million in 2018 and EUR 7 803 million in 2017).

Movements in allowances for excess and obsolete inventory for the years ended December 31:

EURm	2019	2018	2017
As of January 1	521	432	456
Charged to income statement	83	153	100
Deductions(1)	(99)	(64)	(124)
As of December 31	505	521	432

(1)   Deductions include utilization and releases of allowances.